Commitments (Details) ₽ in Thousands, $ in Thousands	6 Months Ended		11 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 ILS (₪)	May 31, 2025 USD ($)	May 31, 2025 RUB (₽)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments [Line Items]
Lease expenses					$ 170	$ 119	$ 119
Forecast [Member]
Commitments [Line Items]
Rental fee	$ 17	₪ 62
Monthly fee			$ 2	₽ 227